Net Income per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2018
NET INCOME PER ORDINARY SHARE [Abstract]
Calculation of basic and diluted net income per ordinary share
	For the Year Ended December 31,
	2016	2017	2018
Numerator:
Net income attributable to Sogou Inc.	$56,112	$82,200	$98,781
Less: Dividends attributable to preferred shareholders	28,092	24,388	—
Net income attributable to ordinary shareholders	28,020	57,812	98,781
Numerator for net income per ordinary share—basic	$28,020	$57,812	$98,781
Reversal of preferred share dividends	1,200	1,042	—
Numerator for net income per ordinary share—diluted	$29,220	$58,854	$98,781
Denominator
Weighted average number of ordinary shares outstanding—basic	236,167	257,173	388,731
Incremental shares from if-converted method	32,000	27,704	—
Incremental shares from treasury stock method	2,076	2,428	7,167
Weighted average number of ordinary shares outstanding—diluted	270,243	287,305	395,898
Net income per ordinary share—basic	$0.12	$0.22	$0.25
Net income per ordinary share—diluted	$0.11	$0.20	$0.25